FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Statement [Line Items]
Long-term investments	$ 3,304	$ 4,176
Amounts receivable	1,513	529
Accounts payable and accrued liabilities	3,079	2,068
Due to related parties	175	154
MXN [Member]
Statement [Line Items]
Cash	7,017	36,896
Long-term investments	0	0
Reclamation bonds	0	0
Amounts receivable	0	0
Accounts payable and accrued liabilities	(11,775)	(22,972)
Due to related parties	0	0
Finance lease obligations	(582)	(1,543)
Net exposure	(5,340)	12,381
US dollar equivalent	(262)	620
CDN [Member]
Statement [Line Items]
Cash	2,655	2,831
Long-term investments	4,210	5,317
Reclamation bonds	6	6
Amounts receivable	29	20
Accounts payable and accrued liabilities	(302)	(157)
Due to related parties	(263)	(196)
Finance lease obligations	(385)	(448)
Net exposure	5,951	7,373
US dollar equivalent	$ 4,670	$ 5,791